Property, plant and equipment - Schedule of property, plant and equipment (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 20,999,896	$ 3,014,803	$ 1,873,837
Less accumulated depreciation and amortization	(1,521,043)	(1,291,096)	(1,132,497)
Property, plant and equipment, net	19,478,853	1,723,707	741,340
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	665,733	157,107	73,158
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	8,618,289	1,436,814	1,143,384
Building and improvements | Scenario, Previously Reported
Property, Plant and Equipment [Line Items]
Total property and equipment		1,557,184
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	3,731,112	277,352
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	7,873,930	1,037,549	553,231
Equipment | Scenario, Previously Reported
Property, Plant and Equipment [Line Items]
Total property and equipment		1,194,531
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	81,521	78,780	77,697
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 29,311	$ 27,201	$ 26,367